ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) $ in Thousands	May 20, 2019	Sep. 30, 2020 USD ($) subsidiary	Sep. 30, 2019 USD ($)	Aug. 31, 2006 USD ($)
Qilian HK
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)		100.00%
Qilian HK | Qilian Chengdu
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)		100.00%
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial capital				$ 270
registered capital		$ 12,200	$ 12,200
Number of subsidiaries | subsidiary		6
Amount of pledged equity interest (in percent)	98.297%
Gansu QLS | Jiuquan Qiming Biotechnology Co., Ltd ("Qiming")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)		100.00%	100.00%
Gansu QLS | Chengdu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)		71.75%	71.75%
Gansu QLS | Ahan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)		100.00%	75.00%
Gansu QLS | Tibet Samen Trading Co., Ltd ("Samen")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)		100.00%	100.00%
Gansu QLS | Tibet Cangmen Trading Co., Ltd ("Cangmen")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)		100.00%	100.00%
Gansu QLS | Rugao Tianlu Animal Products Co., Ltd ("Rugao")*
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)		71.75%